July 3, 2008	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John Grzeskiewicz

Re:	The Dreyfus/Laurel Funds Trust (File No.: 811-524)

Ladies and Gentlemen:

On behalf of The Dreyfus/Laurel Funds Trust (the “Registrant”), transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”), which reflects a proposal to the shareholders of Dreyfus Premier High Income Fund (“High Income Fund”), a series of Dreyfus Bond Funds, Inc., to transfer High Income Fund’s assets, subject to its liabilities, to Dreyfus Premier Limited Term High Yield Fund, a series of the Registrant (“High Yield Fund”) in exchange for shares of High Yield Fund. Class A, Class B, Class C and Class I shareholders of High Income Fund will receive Class A, Class B, Class C and Class I shares, respectively, of High Yield Fund. The Registrant and Dreyfus Bond Funds, Inc. are both open-end investment companies advised by The Dreyfus Corporation.

Upon consummation of the reorganization, High Yield Fund shares received by High Income Fund will be distributed to Class A, B, C and I shareholders of High Income Fund so that each shareholder would receive a pro rata distribution of Class A, B, C and I shares, respectively, of High Yield Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s High Income Fund shares as of the date of the reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Special Meeting of Shareholders of High Income Fund is currently planned for October 15, 2008. High Income Fund intends to mail its Prospectus/Proxy to shareholders in August 2008.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan

Nicole M. Runyan

cc:	David Stephens